SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment at cost (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments	¥ 122,101	¥ 46,394
Impairment loss on equity securities without readily determinable fair values	¥ 23,509	¥ 0